Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues		$ 1,172,252	$ 1,124,158	$ 908,357
Cost of revenues (including transactions with related parties of US$67,653, US$115,993, and US$95,320, respectively, for 2017, 2018, and 2019)	[1]	738,454	693,470	457,401
Gross profit		433,798	430,688	450,956
Operating expenses:
Research and development (including transactions with related parties of US$8,233, US$7,635, and US$6,967, respectively, for 2017, 2018, and 2019)	[1]	190,402	201,739	172,829
Sales and marketing (including transactions with related parties of US$3,010, US$2,123, and US$1,869, respectively, for 2017, 2018, and 2019)	[1]	138,291	146,194	156,420
General and administrative (including transactions with related parties of US$131, US$367, and US$386, respectively, for 2017, 2018, and 2019)	[1]	40,670	38,072	27,821
Total operating expenses		369,363	386,005	357,070
Operating income		64,435	44,683	93,886
Interest income		4,443	8,037	9,126
Foreign currency exchange (loss)/gain		1,849	5,725	(7,082)
Other income, net		21,126	41,489	692
Income before income tax expenses		91,853	99,934	96,622
Income tax expenses		2,748	1,153	14,422
Net income		89,105	98,781	82,200
Net income attributable to Sogou Inc.		89,105	98,781	82,200
Less: Dividends attributable to Preferred Shareholders		0	0	24,388
Net income attributable to ordinary shareholders		89,105	98,781	57,812
Net income		89,105	98,781	82,200
Other comprehensive income/(loss), net of nil tax: Foreign currency translation adjustment		(5,993)	(17,193)	13,216
Comprehensive income		$ 83,112	$ 81,588	$ 95,416
Net income per ordinary share-basic		$ 0.23	$ 0.25	$ 0.22
Net income per ordinary share-diluted		$ 0.23	$ 0.25	$ 0.20
Search and search-related advertising [Member]
Revenues:
Revenues		$ 1,073,173	$ 1,023,132	$ 801,551
Other [Member]
Revenues:
Revenues		$ 99,079	$ 101,026	$ 106,806

[1]	Share based compensation expense included in: Cost of revenues $ 540 669 473 Research and development 16,470 10,313 10,697 Sales and marketing 4,299 1,327 3,726 General and administrative 2,414 1,895 1,005 $ 23,723 14,204 15,901 for the year ended December 31, 2017,2018,2019.